Financial Instruments and Financial Risk Management (Tables)	9 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
(In thousands of Euros)	Level	Measurement	June 30, 2024	September 30, 2023
Derivative assets			34,494	31,708
Derivative assets not designated as hedging instruments	2	FVtPL	34,494	28,795
Derivative assets designated as hedging instruments	2	FVtOCI	-	2,913
Derivative liabilities	2	FVtPL	5,275	6,925

Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(In thousands of Euros)	Level	Nominal value	Carrying value	Fair value
June 30, 2024
Term Loan (EUR)	2	375,000	379,272	380,182
Term Loan (USD)	2	307,180	311,717	312,476
Vendor Loan	2	208,305	209,826	207,862
Senior Notes	2	428,500	441,546	434,132

September 30, 2023
Term Loan (EUR)	2	375,000	368,701	348,426
Term Loan (USD)	2	781,315	730,855	694,889
Vendor Loan	2	299,560	305,048	235,687
Senior Notes	2	428,500	448,434	373,682